SIGNIFICANT ACCOUNTING POLICIES - Revenues & Financial Instruments (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2023 USD ($)
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Revenue on construction contracts recognized	$ 0	$ 6,032	$ 4,167
Televisin Dirigida
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Agreed price of call option				$ 42
Option premium paid	$ 4,033			$ 5
Naperville Investments LLC and Saturn Holding LLC | Televisin Dirigida
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Percentage of equity interest and voting rights held	100.00%
Naperville Investments LLC | Manda S.A
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Percentage of equity interest and voting rights held	76.63%
Manda S.A | Televisin Dirigida | Minority shareholders
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Percentage of equity interests and political rights for call option agreement	100.00%			100.00%
Percentage of equity interest and voting rights held	0.0037%
Saturn Holding LLC | Manda S.A
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Percentage of equity interest and voting rights held	23.37%